Combined Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Combined Statements of Cash Flows
Cash and cash equivalents	$ 130,537	$ 150,664		$ 142,281
Restricted cash	52,033	22,149		87,858
Restricted cash included in other assets, net				13,974
Total cash, cash equivalents and restricted cash at end of period	$ 182,570	$ 172,813	$ 271,971	$ 244,113	$ 185,260